UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin

    America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 57.2%
AMBEV SA, ADR	2,650,000	$17,331,000
Anhanguera Educacional Participacoes SA	245,000	1,289,340
Arezzo Industria e Comercio SA	3,000	32,322
Autometal SA	169,212	1,177,981
Banco Bradesco SA — ADR	1,335,000	14,057,550
BB Seguridade Participacoes SA	1,430,000	13,451,155
BR Properties SA	640,000	4,487,227
BRF SA — ADR	350,000	6,188,000
CCR SA	1,125,000	7,244,380
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	150,000	5,805,449
Cosan Ltd., Class A (a)	74,000	855,440
Cosan SA Industria e Comercio	285,000	4,244,442
Even Construtora e Incorporadora SA	550,000	1,631,824
Fibria Celulose SA (b)	38,000	425,940
Fibria Celulose SA — Sponsored ADR (b)	64,000	714,880
Hypermarcas SA	530,000	3,349,218
Iguatemi Empresa de Shopping Centers SA	190,000	1,577,789
Itau Unibanco Holding SA, Preference Shares — ADR	2,200,000	26,928,000
Klabin SA, Preference Shares	750,000	3,835,077
Kroton Educacional SA	450,000	6,877,033
Localiza Rent a Car SA	200,000	2,527,712
Lojas Renner SA	7,000	160,783
LPS Brasil Consultoria de Imoveis SA	175,000	913,706
Marcopolo SA, Preference Shares	1,250,000	2,683,104
Mills Estruturas e Servicos de Engenharia SA	145,000	1,681,778
Petroleo Brasileiro SA — ADR	1,080,000	12,469,050
QGEP Participacoes SA	311,159	1,147,546
Raia Drogasil SA	106,768	642,842
Suzano Papel e Celulose SA, Preference ‘A’ Shares	860,000	3,392,603
Transmissora Alianca de Energia Eletrica SA	215,000	1,578,701
Ultrapar Participacoes SA	315,000	6,957,215
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares (b)	760,000	3,747,643
Vale SA, Preference Shares — ADR	2,000,000	24,560,000
Vale SA — ADR	125,000	1,700,000

		185,666,730
Chile — 2.7%
Banco Santander Chile — ADR	145,000	2,824,600

Common Stocks	Shares		Value
Chile (concluded)
SACI Falabella		780,000	$6,106,082

			8,930,682
Mexico — 27.2%
Alfa SAB de CV, Series A		2,500,000	7,047,256
Alpek SA de CV (a)		650,000	1,294,751
America Movil SAB de CV, Series L — ADR		600,000	12,756,000
Cemex SAB de CV — ADR (b)		1,250,000	15,462,500
Concentradora Fibra Hotelera Mexicana SA de CV (a)		640,000	1,033,169
Fibra Uno Administracion SA de CV		1,250,000	4,035,816
Fomento Economico Mexicano SAB de CV — ADR		133,000	12,001,920
Genomma Lab Internacional SAB de CV, Series B, Series B (a)(b)		640,000	1,583,490
Grupo Financiero Banorte SAB de CV, Series O		1,000,000	6,312,247
Grupo Sanborns SA de CV (a)		1,130,000	2,051,473
Grupo Televisa SAB — ADR		490,000	14,239,400
Mexico Real Estate Management SA de CV (b)		1,250,000	2,286,152
Wal-Mart de Mexico SAB de CV, Series V		3,400,000	8,135,188

			88,239,362
Panama — 0.5%
Copa Holdings SA, Class A		12,000	1,568,400
Peru — 5.2%
Credicorp Ltd.		80,000	10,553,600
Grana y Montero SA — ADR (b)		115,000	2,424,200
Southern Copper Corp.		140,000	3,917,200

			16,895,000
Spain — 0.6%
Cemex Latam Holdings SA (b)		299,000	2,002,307
Total Common Stocks — 93.4%			303,302,481

Corporate Bonds	Par (000)
Brazil — 0.6%
Hypermarcas SA:
3.00%, 10/15/15	BRL	1,648	841,175
11.30%, 10/15/18		1,373	473,400
Klabin SA, 12.24%, 1/08/19 (c)		24	633,352
Lupatech SA, Series 1, 6.50%, 4/15/18 (d)(e)		2,128	87,078

Total Corporate Bonds — 0.6%			2,035,005

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Participation Notes	Par (000)		Value
Brazil — 4.7%
Merrill Lynch International:
(Arezzo Industria e Comercio SA), due 4/30/14	USD	50	$538,693
(Kroton Educacional SA), due 11/07/14		325	4,966,746
(Localiza Rent a Car SA), due 5/08/14		75	947,892
(Lojas Renner SA), due 4/16/14		40	918,761
(LPS Brasil Consultoria de Imoveis SA), due 8/13/14		300	1,566,352
Morgan Stanley BV:
(Arezzo Industria e Comercio SA), due 3/02/15		100	1,231,630
(Cosan SA Industria e Comercio), due 2/05/15		153	2,332,255
(Fibria Celulose SA), due 12/07/15		55	616,492
(Lojas Renner SA), due 2/25/14		50	1,378,425
(Lojas Renner SA), due 7/22/15		33	891,066

Total Participation Notes — 4.7%			15,388,312
Warrants (f)	Shares		Value
Brazil — 0.0%
Hypermarcas SA (Expires 10/15/15)		1,644	—
Total Long-Term Investments (Cost — $285,825,773) — 98.7%			$320,725,798

Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (g)(h)		2,496,956	2,496,956
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (g)(h)(i)	USD	3,246	3,246,516
Total Short-Term Securities (Cost — $5,743,472) — 1.8%			5,743,472
Total Investments (Cost — $291,569,245*) — 100.5%			326,469,270
Liabilities in Excess of Other Assets — (0.5)%			(1,776,210)

Net Assets — 100.0%			$324,693,060

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$310,944,078

Gross unrealized appreciation	$57,467,937
Gross unrealized depreciation	(41,942,745)

Net unrealized appreciation	$15,525,192

Notes to Schedule of investments
(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Convertible security.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,907,527	589,429	2,496,956	$191
BlackRock Liquidity Series, LLC, Money Market Series	3,075,150	171,366	3,246,516	$13,301

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	BRL	Brazilian Real
	USD	US Dollar

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	276,527	USD	114,504	Brown Brothers Harriman & Co.	2/03/14	$83
USD	39,042	BRL	94,169	Brown Brothers Harriman & Co.	2/04/14	20
USD	105	BRL	255	Brown Brothers Harriman & Co.	2/04/14	(1)
Total						$102

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$185,666,730	—	—	$185,666,730
Chile	8,930,682	—	—	8,930,682
Mexico	88,239,362	—	—	88,239,362
Panama	1,568,400	—	—	1,568,400
Peru	16,895,000	—	—	16,895,000
Spain	2,002,307	—	—	2,002,307
Corporate Bonds	—	—	$2,035,005	2,035,005
Participation Notes	—	$9,554,936	5,833,376	15,388,312
Short-Term Securities	2,496,956	3,246,516	—	5,743,472

Total	$305,799,437	$12,801,452	$7,868,381	$326,469,270

4	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$103	—	—	$103
Liabilities:
Foreign currency exchange contracts	(1)	—	—	(1)

Total	$102	—	—	$102

[2] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instruments

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$200,837	—	—	$200,837
Liabilities:
Bank overdraft		$(1,289,784)		(1,289,784)
Collateral on securities loaned at value	—	(3,246,516)	—	(3,246,516)

Total	$200,837	$(4,536,300)	—	$(4,335,463)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2013	$1,495,204	$7,605,162	$9,100,366
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	(646)		(646)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	(99,696)	(1,771,786)	(1,871,482)
Purchases	640,143	—	640,143
Sales	—	—	—

Closing Balance, as of January 31, 2014	$2,035,005	$5,833,376	$7,868,381

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$(99,696)	$(1,771,786)	$(1,871,482)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date:	March 25, 2014